Annual Fund Operating Expenses - Global X Funds - Global X Stablecoin & Tokenization Ecosystem ETF - Global X Stablecoin & Tokenization Ecosystem ETF Class	Apr. 13, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.50%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.